Commitments and Contingencies - Additional Information (Details) ¥ in Thousands					1 Months Ended
	Jan. 10, 2019 USD ($)	Jan. 10, 2019 CNY (¥)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Commitment And Contingencies Disclosure [Line Items]
Purchase commitments							$ 0			$ 0
Capital commitments							$ 0			$ 0
Pending Litigation | Joint Venture Partners
Commitment And Contingencies Disclosure [Line Items]
Amount of litigation claim on damages against other party			$ 1,050,000	¥ 7,190
Amount of litigation counterclaim on damages by other party	$ 470,000	¥ 3,250
Judicial Ruling | Joint Venture Partners
Commitment And Contingencies Disclosure [Line Items]
Amount of damages awarded					$ 470,000	¥ 3,250
Provision made for loss contingency								$ 470,000	¥ 3,250